Related Party Transactions - Revenues (Expenses) from Related Party Transactions (Parenthetical) (Detail) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Related Party Transaction [Line Items]
Recovery of fines accrued in respect to a period prior to the acquisition of the unit by the Partnership		$ 1,200,000
Management Fees from Ship Management Services Provided by the Partnership	89,075,000	94,751,000	81,105,000
Management Fees [Member]
Related Party Transaction [Line Items]
Management Fees from Ship Management Services Provided by the Partnership	$ 4,900,000	$ 3,500,000	$ 3,800,000